Schedule of investments
Nomura Small Cap Value Fund	February 28, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.67%♣
Consumer Discretionary — 9.77%
Academy Sports & Outdoors	492,500	$ 29,614,025
Acushnet Holdings	252,297	25,817,552
Boyd Gaming	355,724	29,606,909
Choice Hotels International	205,909	21,692,513
Columbia Sportswear	159,543	9,882,093
Group 1 Automotive	106,021	34,535,281
KB Home	507,571	32,271,364
M/I Homes †	200,838	28,551,130
Meritage Homes	442,705	33,388,811
OneSpaWorld Holdings	1,100,200	23,687,306
Patrick Industries	202,238	25,035,042
Steven Madden	748,342	27,015,146
Texas Roadhouse	114,493	20,937,335
Winnebago Industries	335,200	13,371,128
		355,405,635
Consumer Staples — 1.11%
J & J Snack Foods	142,493	12,405,441
Performance Food Group †	289,752	28,123,329
		40,528,770
Energy — 8.21%
Gulfport Energy †	205,295	42,836,855
International Seaways	506,542	38,259,117
Kinetik Holdings	484,855	22,056,054
Kodiak Gas Services	1,040,419	56,775,665
Liberty Energy	776,968	21,825,031
Magnolia Oil & Gas Class A	1,560,640	43,417,005
Matador Resources	938,448	48,236,227
Noble	556,255	25,270,664
		298,676,618
Financials — 27.33%
Amalgamated Financial	784,554	30,197,484
Assurant	159,999	36,734,170
Axis Capital Holdings	542,232	57,324,767
Bank of NT Butterfield & Son	801,739	40,688,254
Bread Financial Holdings	465,858	33,010,698
Columbia Banking System	1,849,101	52,606,923
Eastern Bankshares	1,959,700	38,331,732
Essent Group	643,622	39,157,963
F&G Annuities & Life	424,600	9,617,190
First Financial Bancorp	2,185,807	61,355,603
NQ- 021 [0226] 0426 (5360778)    1

Schedule of investments
Nomura Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
FNB	3,284,160	$ 55,797,878
Hancock Whitney	902,417	59,388,063
Hanover Insurance Group	201,333	36,366,780
Hope Bancorp	2,858,856	32,190,719
Merchants Bancorp	721,933	30,523,327
Old National Bancorp	2,545,430	58,799,433
Ridgepost Capital Class A	2,021,103	16,310,301
Selective Insurance Group	379,629	31,904,021
SLM	959,300	17,977,282
Stifel Financial	694,876	51,455,605
Valley National Bancorp	5,123,715	64,610,046
Voya Financial	470,991	31,499,878
Webster Financial	932,801	67,282,936
WesBanco	1,160,300	40,459,661
		993,590,714
Healthcare — 2.34%
Bruker	444,400	17,824,884
ICU Medical †	176,291	26,545,899
Integer Holdings †	142,510	12,352,767
Merit Medical Systems †	202,498	15,628,796
Prestige Consumer Healthcare †	183,452	12,713,223
		85,065,569
Industrials — 21.71%
CACI International Class A †	95,349	58,179,099
Centuri Holdings †	1,234,375	38,265,625
Everus Construction Group †	211,345	25,545,270
Gates Industrial †	1,577,547	43,492,971
Griffon	496,946	42,359,677
Helios Technologies	355,050	25,322,166
Herc Holdings	286,872	40,101,837
Huron Consulting Group †	200,756	28,386,898
ITT	250,096	50,621,931
KBR	664,636	28,067,578
Kirby †	205,963	26,733,997
Leonardo DRS	754,579	32,741,183
MasTec †	196,422	58,537,684
Nextpower Class A †	280,545	29,485,280
Regal Rexnord	227,907	50,362,889
Saia †	40,753	16,520,859
Terex	727,715	50,059,515
2    NQ- 021 [0226] 0426 (5360778)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Timken	491,997	$ 53,322,635
UniFirst	38,727	9,093,874
Werner Enterprises	380,163	13,339,920
WESCO International	144,114	41,721,003
Zurn Elkay Water Solutions	533,156	27,180,293
		789,442,184
Information Technology — 7.11%
ACI Worldwide †	658,237	26,118,844
Allegro MicroSystems †	1,268,877	46,275,944
Belden	322,644	46,234,885
Diodes †	383,431	26,161,497
N-able †	2,799,714	12,318,742
TD SYNNEX	261,547	41,013,185
TTM Technologies †	577,935	60,243,945
		258,367,042
Materials — 6.37%
Ashland	311,256	19,409,924
Avient	795,259	32,661,287
Axalta Coating Systems †	587,100	19,615,011
Constellium †	1,263,964	31,460,064
HB Fuller	414,900	27,267,228
Knife River †	256,216	22,798,100
Louisiana-Pacific	429,170	36,367,866
Ryerson Holding	605,322	15,835,223
Silgan Holdings	546,166	26,243,276
		231,657,979
Real Estate — 8.96%
Agree Realty	587,855	47,310,571
Apple Hospitality REIT	2,673,405	32,775,945
Centerspace	312,636	19,664,804
Independence Realty Trust	2,267,681	37,575,474
Kite Realty Group Trust	1,693,606	44,118,436
LXP Industrial Trust	759,146	37,623,276
National Health Investors	574,954	48,336,383
Newmark Group Class A	1,451,657	21,078,060
Sabra Health Care REIT	1,810,800	37,211,940
		325,694,889
NQ- 021 [0226] 0426 (5360778)    3

Schedule of investments
Nomura Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities — 5.76%
Black Hills	529,875	$ 39,030,593
MDU Resources Group	1,704,787	35,254,995
New Jersey Resources	729,234	39,553,652
OGE Energy	1,050,759	51,634,297
Southwest Gas Holdings	499,415	44,033,421
		209,506,958
Total Common Stocks (cost $2,311,570,328)		3,587,936,358

Short-Term Investments — 1.51%
Money Market Mutual Funds — 1.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.56%)	13,709,461	13,709,461
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.55%)	13,709,461	13,709,461
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	13,709,461	13,709,461
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.59%)	13,709,462	13,709,462
Total Short-Term Investments (cost $54,837,845)		54,837,845
Total Value of Securities—100.18% (cost $2,366,408,173)		3,642,774,203

Liabilities Net of Receivables and Other Assets—(0.18%)		(6,675,409)
Net Assets Applicable to 50,196,524 Shares Outstanding—100.00%		$3,636,098,794
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
4    NQ- 021 [0226] 0426 (5360778)